Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables
Trade receivables	$ 5,113	$ 9,463
VAT receivable	1,139	637
Accrued income	16,818	8,274
Insurance claims	4,236	1,400
Other receivables	8,917	5,126
Total	36,223	24,900
Allowance for receivables	$ 0	$ 0